CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Subscription Receivable	Retained Deficit	NCI
Balance, shares at Sep. 30, 2022			9,308,825
Balance, amount at Sep. 30, 2022	$ (412,471)		$ 931	$ 9,364,428		$ (9,777,830)
Shares issued for acquisition, shares			40,000,000
Shares issued for acquisition, amount	44,500		$ 4,000	46,000	$ (5,500)
Shares issued for services, shares			2,000,000
Shares issued for services, amount	351,000		$ 200	350,800
Shares sold, shares			4,000,000
Shares sold, amount	5,000		$ 400	4,600
Net loss	(399,918)					(399,918)
Balance, shares at Sep. 30, 2023			55,308,825
Balance, amount at Sep. 30, 2023	(411,889)	$ 0	$ 5,531	9,765,828	(5,500)	(10,177,748)	$ 0
Net loss	(3,254)	0	$ 0	0	0	(3,254)	0
Balance, shares at Dec. 31, 2023			55,308,825
Balance, shares at Sep. 30, 2023			55,308,825
Balance, amount at Sep. 30, 2023	(411,889)	$ 0	$ 5,531	9,765,828	(5,500)	(10,177,748)	0
Shares issued for services, shares			3,300,000
Shares issued for services, amount	254,000		$ 330	253,670
Net loss	(20,426)					(20,426)
Subscription cancellation	5,500				5,500
NCI	(6,357,151)						(6,357,151)
Acquisition/merger activity, shares		2,000,000
Acquisition/merger activity, amount	29,198,898	$ 200		29,198,698
Balance, shares at Sep. 30, 2024		2,000,000	58,608,825
Balance, amount at Sep. 30, 2024	29,525,470	$ 200	$ 5,861	39,218,396	$ 0	(9,950,869)	(6,357,151)
Net loss	7,292,314					7,319,352	(27,038)
Balance, shares at Dec. 31, 2024		2,000,000	58,608,825
Balance, amount at Dec. 31, 2024	$ 36,844,822	$ 200	$ 5,861	$ 39,470,278		$ (2,631,517)	$ (6,656,227)